13FCONP
2/17/09

NON-PUBLIC

CONFIDENTIAL TREATMENT EXPIRED

CONFIDENTIAL TREATMENT REQUESTED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **Magnetar Financial LLC**
Address: **1603 Orrington Avenue**
13th Floor
Evanston, IL 60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Michael Turro**
Title: **Chief Compliance Officer**
Phone: **(847) 905-4690**

Signature, Place, and Date of Signing:

/s/ Michael Turro	Evanston, IL	May 15, 2008
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

10000664

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $832,109 (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

CONFIDENTIAL TREATMENT REQUESTED

NAME OF ISSUER	CLASS TITLE	CUSIP	VALUE (X$1,000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
AMERISTAR CASINOS INC	COM	03070Q101	$23,454	1,285,149	SH		SOLE		1,285,149		Amend #2 8/14/08
BCE INC	COM NEW	05534B760	$30,859	910,000	SH		SOLE		910,000		″
CLEAR CHANNEL COMMUNICATIONS	COM	184502102	$188,127	6,438,296	SH		SOLE		6,438,296		″
CLEAR CHANNEL COMMUNICATIONS	COM	184502102	$14,610	500,000	SH	PUT	SOLE		500,000		″
HUNTSMAN CORP	COM	447011107	$84,780	3,600,000	SH		SOLE		3,600,000		Amend #3 Filed on 2/17/09
NAVTEC CORP	COM	63936L100	$106,764	1,570,062	SH		SOLE		1,570,062		Amend #2 8/14/08
NYMEX HOLDINGS INC	COM	62948N104	$4,423	48,800	SH		SOLE		48,800		″
PENN NATL GAMING	COM	707569109	$201,162	4,600,088	SH		SOLE		4,600,088		″
YAHOO INC	COM	984332106	$177,930	6,150,362	SH		SOLE		6,150,362		″